Rafferty Asset Management, LLC
1301 Avenue of the Americas (6th Avenue), 28th Floor
New York, New York 10019
January 3, 2023
FILED VIA EDGAR
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-1004
Re: Direxion Funds (the “Trust”)
File Nos. 333-28697 and 811-08243
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectuses and Statements of Additional Information for the Hilton Tactical Income Fund, Direxion Monthly High Yield Bull 1.2X Fund, Direxion Monthly NASDAQ-100® Bull 1.25X Fund, Direxion Monthly S&P 500® Bull 1.75X Fund, Direxion Monthly S&P 500® Bear 1.75X Fund, Direxion Monthly NASDAQ-100® Bull 1.75X Fund, Direxion Monthly Small Cap Bull 1.75X Fund, Direxion Monthly Small Cap Bear 1.75X Fund, Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund, and the Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund, which would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated December 29, 2022, filed electronically as Post-Effective Amendment No. 205 to the Trust’s Registration Statement on Form N-1A on December 22, 2022.
If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463, Alyssa Sherman of Rafferty Asset Management, LLC at (646) 572-3633, or Stacy L. Fuller of K&L Gates at (202) 778-9475.
Sincerely,
DIREXION FUNDS
/s/ Alyssa Sherman
Secretary
Rafferty Asset Management, LLC